Document and Entity Information	Jul. 11, 2022
Cover [Abstract]
Entity Registrant Name	AVNET INC
Amendment Flag	false
Entity Central Index Key	0000008858
Document Type	8-K
Document Period End Date	Jul. 11, 2022
Entity Incorporation State Country Code	NY
Entity File Number	1-4224
Entity Tax Identification Number	11-1890605
Entity Address, Address Line One	2211 South 47th Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	(480)
Local Phone Number	643-2000
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	AVT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false